Net Loss Per Share - Additional Information (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
XL Hybrids, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Weighted-average fair value of stock options	$ 4.75	$ 0.18	$ 0.18	$ 0.18